Stock Option Plan (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 07, 2013	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		5,669,000
Expiration period of options		10 years
Weighted average remaining contractual life		3 years
Options available for future grant		1,268,000	1,268,000
Stock-based compensation expense
Intrinsic value of options outstanding		$ 673	$ 58
Number of vested shares		470,000	470,000
Intrinsic value of options vested		$ 673	$ 58
Stock Option Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized	3,500,000
Stock option plan, additional shares authorized	900,000